SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Management Changes

On June 17, 2015, Oscar L. Bronsther, M.D. resigned as our Chief Executive Officer and Chief Medical Officer. Dr. Bronsther will retain his position as a member of our Board and has entered a consulting agreement to become Chairman of our Scientific and Clinical Advisory Board. In connection with Dr. Bronsther’s resignation as Chief Executive Officer and Chief Medical Officer, the Company entered into a standard separation and release agreement with Dr. Bronsther.  In recognition of his contribution to the Company over the last 3 years, Dr. Bronsther was granted ten-year options to purchase 26,667 stock options at an exercise price of $8.25 per share, which options vest immediately. Dr. Bronsther shall have the right to exercise any of such options for a period of 180 days following the expiration or termination of the consulting agreement.

The Company also entered into a consulting agreement with Dr. Bronsther to serve as the Chairman of the Company’s Scientific and Clinical Advisory Board. The agreement has a term of 12 months and may be terminated by either party upon 30 days prior written notice. In the event of any termination by the Company for any reason, Dr. Bronsther shall be entitled to all compensation under the agreement as if he remained a consultant for the remainder of the agreement term. The agreement provides that the Company pay Dr. Bronsther $14,444 per month in cash (payable over 18 months) along with reimbursement of all reasonable and necessary expenses.  In addition, Dr. Bronsther will be granted ten-year options to purchase 10,000 stock options at an exercise price per share of $8.25, which options vest upon achieving certain milestones including (i) securing tumor cohort(s) for the purposes of conducting analytical and clinical validation studies, (ii) closing $1 million of new retail investors introduced by Dr. Bronsther and (iii) recruitment of key opinion leaders to become members of the Scientific and Clinical Advisory Board.

On June 17, 2015, we entered into an employment agreement with Douglas Hamilton to join us as President and Chief Executive Officer for a term of two years.  The employment agreement provides for a base salary of $260,000 and an annual milestone bonus equal to 150% of Mr. Hamilton’s compensation thereunder, based on his attainment of certain financial, clinical development, and/or business milestones to be established annually by the Company’s Board or compensation committee.

Mr. Hamilton was also granted ten-year options to purchase 60,000 shares of the Company’s common stock at an exercise price of $8.25 per share. 10,000 options vested immediately and the remaining 50,000 vest upon achieving various milestones including (i) up-listing of the Company’s common stock to a national securities exchange, (ii) certification of the CLIA laboratory, (iii) achieving a market capitalization of $100 million, (iv) first commercial product sales, and (v) achieving a sales threshold of $25 million over 12 consecutive months.

Option Issuance

On June 30, 2015, the Company issued an aggregate of 5,001 options with a strike price of $8.25 per share to employees with annual milestone vesting over three years.

Series B Private Placement

On March 27, 2015, the Company entered into an amended and restated securities purchase agreement (the “A&R Purchase Agreement”) with a number of new and existing accredited and institutional investors, which A&R Purchase Agreement amended and restated the securities purchase agreement dated as of December 31, 2014. Pursuant to the A&R Purchase Agreement, the Company sold an aggregate of $3,388,250 of its shares of Series B Preferred Stock convertible into common stock at $8.25 per share.

In addition, pursuant to the A&R Purchase Agreement, the Company issued amended and restated Series A Warrants, which amended and restated the Series A Warrants issued on December 31, 2014, to purchase up to an aggregate of 308,027 shares of common stock at an initial exercise price per share of $10.50. The Series A Warrants expire on March 31, 2020.

Pursuant to the A&R Purchase Agreement, on March 27 and March 31, 2015, the Company issued an aggregate of 387.4088 shares of Series B Preferred Stock convertible into 258,281 shares of common stock and Series A Warrants to purchase up to 193,708 shares of common stock for an aggregate purchase price of $2,130,750, of which $18,000 was paid through the conversion of accrued liabilities to a Company consultant.

In connection with the above issuances, the Company paid to placement agents an aggregate cash fee of $121,300 and issued an aggregate of 20,668 placement agent warrants. The placement agent warrants shall have the same terms as the Series A Warrants. Additionally, the Company paid certain expenses totaling $26,150 to the placement agents and their legal counsel.

Along with the A&R Purchase Agreement, we entered into an amended and restated registration rights agreement with the Series B Preferred Stock investors.  If the Company does not file a registration statement within 30 days of the final closing of the Series B Private Placement to register the shares the Series B Preferred Stock can be converted into and the warrants can be exercised into, it will be subject to late registration payments to be paid to the Series B Preferred Stock investors.

Settlement

On April 1, 2015, the Company entered into a settlement agreement to settle a dispute with two affiliated security holders in which the Company paid $150,000, in exchange for the cancellation of all Company securities held by such parties, which included an aggregate of 10,728 shares of common stock and 6,669 common stock purchase warrants. Additionally, the Company reimbursed $3,000 of legal expenses to the two affiliated security holders. The Company will recognize a gain or loss on the cancellation of the securities on the settlement date.

Consulting and Investor Relations Agreements

Effective March 1, 2015, the Company entered into a consulting agreement with a consultant to provide internal investor relations activities and external investor relations support. The term of the agreement is twelve (12) months, expires on February 28, 2016, and may be cancelled by either party with thirty (30) days prior written notice. The agreement calls for a cash payment of $6,500 per month. Additionally, the Company issued the consultant stock options to purchase an aggregate of 6,667 shares of Common Stock with a strike price of $11.25 per share. The stock options have milestone vesting and were issued outside of the 2012 Incentive Plan.

Effective March 10, 2015, the Company entered into a consulting agreement with a consultant to provide consulting and advisory services to the Company and the Board of Directors. The term of the agreement is twelve (12) months, expires February 28, 2016, and may be cancelled by the Company with thirty (30) days prior written notice. In connection with entering into the agreement, the Company issued an aggregate of 8,000 shares of Common Stock to the consultant for services.

Effective April 1, 2015, we entered into an agreement with an investor relations firm to provide investor relations and online media services. The initial term of the agreement is three (3) months and may be cancelled by the Company with two (2) days prior written notice. The agreement calls for a monthly payment of (i) $30,000 in cash, and (ii) the issuance of 6,667 shares of Common Stock. The consultant has agreed not to sell or dispose the shares before December 31, 2015. On May 8, 2015, we provided two days prior written notice of termination to cancel the engagement effective May 11, 2105.

Effective May 7, 2015, we entered into a consulting agreement with a consultant to provide capital markets advise. The term of the contract is 12 months that may be cancelled by either party with 30-days advanced written notice. The agreement calls for a monthly payment of (i) $2,000 in cash, (ii) the issuance of 556 five-year warrants with an exercise price equal to $15.00 per share, and (iii) the issuance of 695 five-year warrants with an exercise price equal to $18.75 per share.  In the event the company raises additional capital in excess of $500,000, the cash fee shall increase to $5,000 per month.

Registration Statement

Pursuant to the Registration Rights Agreement entered into in connection with the Series B Private Placement, the Company filed the Registration Statement on Form S-1 with the SEC on April 10, 2015.

Option Issuance and Cancellation

Effective April 15, 2015, a member of our scientific and clinical advisory board refused delivery of 534 stock options granted on November 1, 2014. The Company has cancelled these options.

On May 18, 2015, the Board approved the issuance of 20,000 stock options for each of the four independent members of our Board. The options were issued outside of the 2012 Incentive Plan. The options will vest annually as follows based upon each Board member continued Board service: 6,667 options will vest at the one-year anniversary; 6,667 will vest at the two-year anniversary; and 6,666 will vest at the three-year anniversary of the issuance date. The options have a strike price of $8.25 per share.

Board Resignation

Effective as of May 16, 2015, the board of directors accepted the resignation of Dr. David Epstein as a board member. Dr. Epstein resigned for the purpose of focusing his attention on the business of ASET, an entity affiliated with Dr. Epstein and in which he is a principal. ASET licenses the Company's therapeutic assets pursuant to a License, Development and Commercialization Agreement entered into by the parties in November 2014. The resignation of Dr. Epstein was not due to any disagreement on any matter relating to the Company's operations, policies or practices.